The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071-1406

Phone (213) 486 9200

Fax (213) 486 9455

Email siik@capgroup.com

Steven I. Koszalka

Assistant Secretary

March 5, 2013

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Bond Fund of America
File Nos. 002-50700 and 811-02444

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on February 27, 2013 of Registrant’s Post-Effective Amendment No. 65 under the Securities Act of 1933 and Amendment No. 46 under the Investment Company Act of 1940.

Sincerely,

 /s/ Steven I. Koszalka

Steven I. Koszalka

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